Expense Example, No Redemption - R2 R5 R6 Shares - JPMorgan Unconstrained Debt Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	127	473	842	1,881	61	216	384	872	51	182	325	740